INTEREST AND FINANCE (INCOME) EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
INTEREST AND FINANCE (INCOME) EXPENSE
Schedule of interest and finance (income) expense

	For the year ended
	December 31,	December 31,
	2017	2016

Interest expense on credit facility	$26,091	$—
Interest expense on convertible notes	3,941	—
Accretion of decommissioning and restoration provision	465	203
Bank charges	88	83
Other interest expense	70	—
Interest and finance income	(527)	(1,195)

	$30,128	$(909)